Long-Term Debt and Financial Liabilities, Loan dated June 11, 2018 (Details) $ in Thousands		6 Months Ended
	Jun. 11, 2018 USD ($) Installment	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Secured Credit Facilities [Abstract]
Proceeds from draw down		$ 43,050	$ 18,000
Loan Agreement dated June 11, 2018 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity	$ 24,500
Pre-agreed sales price of vessel under Year-5 Put Option	20,800
Term of additional extension		2 years
Pre-agreed sales price of vessel under Year-7 Put Option	$ 15,000
Proceeds from draw down		$ 24,500
Loan Agreement dated June 11, 2018 [Member] | Due June 2023 [Member]
Secured Credit Facilities [Abstract]
Maturity date		Jun. 30, 2023
Weighted average interest rate	11.40%
Number of consecutive payment installments | Installment	20
Frequency of periodic payment		Quarterly
Balloon payment	$ 15,300
Loan Agreement dated June 11, 2018 [Member] | Due June 2025 [Member]
Secured Credit Facilities [Abstract]
Maturity date		Jun. 30, 2025
Weighted average interest rate	11.20%
Number of consecutive payment installments | Installment	28
Frequency of periodic payment		Quarterly
Balloon payment	$ 9,500